Document and Entity Information	Jan. 22, 2021
Cover [Abstract]
Entity Registrant Name	BJs RESTAURANTS INC
Amendment Flag	false
Entity Central Index Key	0001013488
Document Type	8-K
Document Period End Date	Jan. 22, 2021
Entity Incorporation State Country Code	CA
Entity File Number	0-21423
Entity Tax Identification Number	33-0485615
Entity Address, Address Line One	7755 Center
Entity Address, Address Line Two	Avenue
Entity Address, Address Line Three	Suite 300
Entity Address, City or Town	Huntington Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92647
City Area Code	(714)
Local Phone Number	500-2400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, No Par Value
Trading Symbol	BJRI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false